Exploration and Evaluation Assets (Railroad-Pinion Project) (Narrative) (Details) - USD ($)	1 Months Ended
	Apr. 30, 2021	Aug. 31, 2009
Kennecott Holdings Corporation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of mineral production royalty payable		1.50%
RSM [Member] | USD [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Amount of purchased (NSR)	$ 2,000,000
RSM [Member] | Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)		1.00%
RSM [Member] | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)		5.00%